Schedule of Other Expense, Net (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Other Income and Expenses [Abstract]
Derecognition of Cizzle deferred revenue upon option exercise	$ 1,479		$ 1,480
Change in fair value of Cizzle option	1,009		1,306
Change in fair value of Vela option	683		748
Gain on warrant remeasurement			131
Gain on the sale of equity securities				34
Other	2		2
Realized foreign currency transaction gain
Total other income:	3,304	95	3,667	34
Loss on issuance of Cizzle option			1,007
Change in fair value of convertible notes payable			423	148
Change in fair value of shares receivable				216
Interest expense on convertible promissory note payable			86
Realized foreign currency transaction loss	9		53
Unrealized foreign currency transaction loss			24
Other	89		21
Total other expense	249	118	1,614	364	$ 1,727	$ 484
Total other income	3,055	(23)	2,053	(330)	(1,727)	(484)
Gain on warrant remeasurement	131
Change in fair value of shares receivable		95
Change in fair value of convertible notes payable	118	118	$ 240
Unrealized foreign currency transaction loss	$ 33
Loss on Cizzle option					1,300
Realized foreign currency transaction loss						8
Loss on sale of investment in equity securities					129	76
Placement fees on sale of investment in equity securities					33	327
Change in fair value of convertible notes payable					$ 265	$ 73